Trade Receivables and Other - Disclosure of Gross Investments In Leases To Net Investment Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease by lessor [line Items]
Year ended Gross Investment in the lease	€ 12	€ 19
Unearned Interest Income		(1)
Net investment in the lease	12	18
Less than 1 year [member]
Disclosure of finance lease by lessor [line Items]
Year ended Gross Investment in the lease	6	7
Unearned Interest Income		(1)
Net investment in the lease	6	6
Between 1 and 5 years [member]
Disclosure of finance lease by lessor [line Items]
Year ended Gross Investment in the lease	6	12
Net investment in the lease	€ 6	€ 12